Financial instruments - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 25	$ 56
Global oil | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	43	72
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	10	23
North America gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	13	18
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	12	40
Europe gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	31	54
Environmental certificates
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	4	13
Environmental certificates | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	9	10
Australia gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	2	12
Australia gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 4	$ 12